Long-Term Debt - Additional Information - Other (Detail) $ in Millions	Jun. 30, 2016 USD ($) CreditFacility	Dec. 31, 2015
Debt Instrument [Line Items]
Weighted-average effective interest rate	3.40%	3.20%
Aggregate principal repayments, remainder of 2016	$ 197.9
Aggregate principal repayments, 2017	640.2
Aggregate principal repayments, 2018	623.5
Aggregate principal repayments, 2019	755.3
Aggregate principal repayments, 2020	264.8
Aggregate principal repayments, thereafter	817.4
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Aggregate principal repayments, remainder of 2016	58.3
Aggregate principal repayments, 2017	166.7
Aggregate principal repayments, 2018	115.4
Aggregate principal repayments, 2019	$ 43.0
Number of credit facilities | CreditFacility	5
Collateralized Debt Obligations [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Number of credit facilities | CreditFacility	2
Number of credit facilities undrawn | CreditFacility	1
Collateralized Debt Obligations [Member] | Term loans [Member]
Debt Instrument [Line Items]
Number of credit facilities | CreditFacility	5
Number of credit facilities undrawn | CreditFacility	1
Interest Rate Swap [Member]
Debt Instrument [Line Items]
Lower range of credit facility margin	0.30%	0.30%
Higher range of credit facility margin	4.00%	4.00%
Minimum [Member] | Line of Credit One [Member] | Collateralized Debt Obligations [Member] | Term loans [Member]
Debt Instrument [Line Items]
Asset value to outstanding drawn principal balance ratio	113.00%
Vessel values to drawn principal balance ratios	125.00%
Maximum [Member] | Line of Credit One [Member] | Collateralized Debt Obligations [Member] | Term loans [Member]
Debt Instrument [Line Items]
Asset value to outstanding drawn principal balance ratio	125.00%
Vessel values to drawn principal balance ratios	195.00%